Employment benefit plan	12 Months Ended
Mar. 31, 2021
Disclosure of defined benefit plans [abstract]
Employment benefit plan

34. Employment benefit plan

	March 31,
	2020	2021
Defined benefit obligation	78,720	70,513
Liability for compensated absences	57,513	36,384
Total liability	136,233	106,897
Defined benefit plan asset (refer to note 21)	1,898	126
Total asset	1,898	126
Net Unfunded liability	76,822	70,387

The Group’s gratuity scheme for its employees in India, is a defined benefit plan. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salary and the years of employment with the Group. The benefit plan is partially funded. The following table sets out the disclosure in respect of the defined benefit plan.

Movement in obligation

	March 31,
	2020	2021
Present value of obligation at beginning of year	127,630	99,877
Interest cost	7,636	4,876
Current service cost	19,887	10,806
Actuarial loss on obligation
-economic assumptions	(18,683)	646
-demographic assumptions	17	-
-experience assumptions	(7,017)	(2,955)
Benefits paid	(29,593)	(30,920)
Present value of obligation at closing of year	99,877	82,330

Movement in plan assets*

	March 31,
	2020	2021
Fair value of plan assets at beginning of the year	27,251	23,055
Employer contributions	156	37
Benefits paid	(5,944)	(12,186)
Earning on assets	1,880	1,337
Actuarial loss on plan assets	(288)	(300)
Fair value of plan assets at end of the year	23,055	11,943

*	plan assets represents investment made by the Company in LIC funds

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Unfunded liability

	March 31,
	2020	2021
Current	21,883	18,376
Non-current	56,837	52,137
Unfunded liability recognized in statement of financial position	78,720	70,513

Funded asset
Prepayment and other assets - Non-Current	1,898	126
	1,898	126

Components of cost recognized in profit or loss

	March 31,
	2019	2020	2021
Current service cost	20,166	19,887	10,806
Net interest cost	4,409	5,755	3,539
	24,575	25,642	14,345

Amount recognised in other comprehensive income

	March 31,
	2019	2020	2021
Actuarial loss/ (gain) on obligation*	5,776	(25,396)	(2,009)

*	Refer to Note 31 for the movement during the year.

The principal actuarial assumptions used for estimating the group’s defined benefit obligations are set out below:

	March 31,
	2020	2021
Discount rate	5.6%-5.8%	5.45%
Future salary increase	0% for first year, 5% thereafter	5.00%
Average expected future working life (years)	2.44-4.15	2.58-4.31
Retirement age (years)	58	58
Mortality table	ILAM* (2012-2014) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	40-70%	70%
From 31 to 44 years	30-35%	30%
Above 44 years	3-5%	3%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	March 31,
	2020	2021
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	2,135	1,849
b) Impact due to decrease of 0.50%	(2,017)	(1,870)

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	(1,940)	(1,789)
b) Impact due to decrease of 0.50%	2,057	1,792

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. These analysis are based on a change in a significant assumption, keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

The following payments are expected contributions to the defined benefit obligation in future years:

	March 31,
	2020	2021
Year 1	26,817	21,924
Year 2	15,882	12,175
Year 3	11,705	11,700
Year 4	11,472	7,555
Year 5	8,221	6,809
Year 6-10	25,278	19,235
Total expected payments	99,375	79,398